INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other current assets (Note 16a)	$ 5,164	$ 6,755
Other non-current assets	12,738	13,152
Other current liabilities (Note 16c)	(1,375)	(2,567)
Long-term liabilities	(31,118)	(8,157)
Total	$ (14,591)	$ 9,183